As filed with the Securities and             1933 Act Registration No. 033-21969
Exchange Commission on October 31, 2000      1940 Act Registration No. 811-05534
  -------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ---------------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
  Pre-Effective Amendment No. __                                             [ ]
  Post-Effective Amendment No. 18                                            [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
  Amendment No. 21                                                           [X]
                        (Check appropriate box or boxes)
                          -----------------------------

                            AHA INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

      100 Half Day Road, Lincolnshire, IL                                60069
   (Address of Principal Executive Offices)                           (Zip Code)

      Registrant's Telephone Number, including Area Code: (847) 295-5000

                                  Peter E. Ross
                                Hewitt Associates
                                100 Half Day Road
                          Lincolnshire, Illinois 60069
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                               New York, NY 10022

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
            --------------------------------------------------------

It  is proposed that this filing will become effective (check appropriate box)
       [X] immediately upon filing pursuant to paragraph (b)
       [ ] on (date) pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A and B, as filed with post-effective Amendment No. 17 on August 31, 2000, are incorporated by reference.

                                     PART C

                                OTHER INFORMATION

Item 23.   EXHIBITS

           (a)    Articles of Incorporation

           (b)    By-Laws

           (c) Instruments Defining Rights of Holders of the Securities Being Offered.

                  1.    Specimen Stock Certificate

                  2.    Excerpts from Articles of Incorporation and By-Laws

           (d)    Investment Advisory Contracts

                  1.    Corporate Management Agreement

                  2.    Form of agreements with Investment Managers

           (e)    Not applicable

           (f)    Not applicable

           (g)    Custodian Agreement

           (h)    Other Material Contracts

                  1.    Transfer Agent Agreement

                  2.    Fund Accounting Servicing Agreement

           (i)    Opinion and Consent of Counsel

           (j)    Consent of Independent Public Accountants

           (k)    Not applicable

           (l)    Agreement Regarding Initial Capital

           (m)    Not applicable

           (n)    Not applicable

           (o)    Reserved

           (p)    Codes of Ethics

                  Previously filed with post-effective Amendment No. 17.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     As of July 31, 2000, AHA may be deemed to control Registrant through direct and indirect ownership of 39% of the Fund's outstanding shares. Registrant may, therefore, be deemed to be under common control with various companies that are controlled by AHA (as the term "control" is defined by Section 2(a)(9) of the Investment Company Act of 1940). Also, AHA may be deemed to control one or more of Registrant's portfolios. See, "Additional Information - Control Persons and Holders of Securities" in the Statement of Additional Information. The following companies, which are wholly-owned subsidiaries of AHA, are controlled by AHA:
American Hospital Publishing, Inc. (Delaware corporation); and AHA Insurance Resource Inc. (Illinois corporation). In addition, officers and employees of AHA serve as trustees of two Illinois trusts, American Hospital Association Retirement Trust and Hospital Research and Educational Trust, which are sponsored by AHA. As noted in the Statement of Additional Information, two directors of the Fund are officers of AHA. One such director is also an officer and director of certain AHA subsidiaries.

Item 25. INDEMNIFICATION

     Reference is made to the indemnification provisions contained in Section
3.15 of Registrant's By-Laws. These provisions comply with the views expressed in Investment Company Act Release No. 11330 (September 2, 1980). As required by
Section 17(h) of the Investment Company Act of 1940, Section 3.15 of Registrant's By-Laws specifically does not permit indemnification of officers or directors who have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Hewitt Associates LLC is an international firm of consultants in investment services, compensation, employee benefits, communication and related financial and human resource functions.

     The Investment Managers of Registrant are each primarily engaged in the business of providing investment advice.

     Reference is made to the most recent Form ADVs and Schedules thereto on file with the Commission of the following organizations which serve as Registrant's investment advisers for a description of the names and employments of their directors, officers and partners, and other required information:

                                                                        FILE NO.
                                                                        -------
Cambiar Investors, Inc.                                                801-9538

Western Asset Management Company                                       801-08162

Hewitt Associates LLC                                                  801-3153

Investment Research Company                                            801-31292

The Patterson Capital Corporation                                      801-1382

Baird Advisors                                                         801-7571

Item 27. PRINCIPAL UNDERWRITERS

     None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     The required accounts, books and records of Registrant are maintained by the following persons at the addresses set forth for such persons in the
Prospectus:

 The Investment Managers                             Rule 31a-1(b)(5), 6, 10, 11
                                                     and Rule 31a-(f)

 Hewitt Associates LLC                               Rule 31a-1(b)(4)

 Firstar Mutual Fund Services, LLC                   All other records

Item 29. MANAGEMENT SERVICES

     See discussion of the Accounting Servicing Agreement in the Prospectus and the Statement of Additional Information.

Item 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Village of Lincolnshire, and State of Illinois on the 29th day of August, 2000.

                                                    AHA INVESTMENT FUNDS, INC.

                                                    Registrant



                                                    By: /s/ Peter E. Ross
                                                      --------------------------
                                                        Peter E. Ross, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement of AHA Investment Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

/S/ Ronald A. Jones                Director and President        August 22, 2000
---------------------------        (Principal Executive
Ronald A. Jones                    Officer)

/S/ James B. Lee                   Treasurer                     August 22, 2000
---------------------------        (Principal Financial
James B. Lee                       and Accounting Officer)

/S/ Anthony J. Burke               Director                      August 22, 2000
---------------------------
Anthony J. Burke

/S/ Frank A. Ehmann                Director                      August 22, 2000
---------------------------
Frank A. Ehmann

/S/ Richard John Evans             Director                      August 22, 2000
---------------------------
Richard John Evans

/S/ John D. Oliverio               Director                      August 22, 2000
---------------------------
John D. Oliverio

/S/ Timothy G. Solberg             Director                      August 10, 2000
---------------------------
Timothy G. Solberg

/S/ Thomas J. Tucker               Director                      August  8, 2000
---------------------------
Thomas J. Tucker

/S/ John L. Yoder                  Director                      August 22, 2000
---------------------------
John L. Yoder


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